Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Assets
Property, plant and equipment	$ 297,974	$ 48,292	$ 134,606
Right of use assets	385,044	46,298	60,944
Other assets	29,441	6,645	21,400
Non-current assets	712,459	101,235	216,950
Other receivables and prepayments	517,359	5,512,848	762,396
Loans receivables	9,383,903	9,033,379	8,966,690
Digital assets	8,438,027
Cash and cash equivalents	5,286,991	982,538	15,926
Current assets	23,626,280	15,528,765	9,745,012
Total assets	24,338,739	15,630,000	9,961,962
Equity
Share capital	2,360	1,326	1,142
Additional paid-in capital	26,483,470	14,845,829	8,943,065
Shares to be issued		195,600
Statutory reserves	589,659	589,659	589,659
Warrants reserves	6,063,086
Accumulated deficit	(20,382,304)	(5,902,414)	(755,604)
Accumulated other comprehensive income	34,771	(567,333)	(860,047)
Equity attributable to owners of the Company	12,791,042	9,162,667	7,918,215
Non-controlling interests	1,410,630	(611,686)	(547,777)
Total equity	14,201,672	8,550,981	7,370,438
Liabilities
Lease liabilities	105,540	9,837
Non-current liabilities	105,540	9,837
Accounts and other payables	1,509,844	1,045,511	731,390
Digital assets payables	6,200,109
Taxes payable	2,058,367	1,972,043	1,796,608
Lease liabilities	263,207	28,316	63,526
Convertible notes, net		4,023,312
Current liabilities	10,031,527	7,069,182	2,591,524
Total liabilities	10,137,067	7,079,019	2,591,524
Total equity and liabilities	$ 24,338,739	$ 15,630,000	$ 9,961,962